Summary of significant accounting policies - Narrative (Details)		12 Months Ended
	Oct. 01, 2019 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.69%
Increase in cash provided by operating activities		$ 1,938,556,000	$ 1,633,919,000
Borrowings			$ 2,331,207,000		$ 3,587,095,000
IFRS 16 adoption
Disclosure of initial application of standards or interpretations [line items]
Decrease in property costs	$ 195,848,000
Increase in amortization and depreciation	157,974,000
Increase for finance costs	31,957,000
Increase in cash provided by operating activities	$ 165,348,000
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Currency risk | Cross-Currency Swap Agreement Between USD To Euro
Disclosure of initial application of standards or interpretations [line items]
Receive Notional				$ 500,000,000
Unsecured committed term loan credit facilities, expiring 2023
Disclosure of initial application of standards or interpretations [line items]
Notional amount					500,000,000
Borrowings					666,250,000
Unsecured committed term loan credit facility, 2020 term loan
Disclosure of initial application of standards or interpretations [line items]
Notional amount					1,250,000,000
Borrowings					$ 1,665,625,000
Borrowings maturity term		2 years